Carrying Value of Land Use Rights Pledged by Group to Secure Banking Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 2,386	¥ 16,403	¥ 16,818